Summarized Financial Information for Cheniere Energy Partners, L.P. (Notes)	5 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Equity Method Investments and Joint Ventures [Abstract]
Summarized Financial Information for Cheniere Energy Partners, L.P.
SUMMARIZED FINANCIAL INFORMATION FOR CHENIERE ENERGY PARTNERS, L.P.

Our results of operations and financial condition are dependent on the performance of Cheniere Partners. The following tables summarize Statement of Operations and Balance Sheet information for Cheniere Partners. Additional information on Cheniere Partners’ results of operations and financial position are included in this prospectus.

Summarized Cheniere Energy Partners, L.P. Statements of Operations Information
	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Statement of operations data:
Revenues (including transactions with affiliates)	$268,191	$264,498	$283,888
Expenses (including transactions with affiliates)	(300,877)	(226,253)	(161,803)
Other expense	(225,431)	(213,676)	(175,645)
Net loss	(258,117)	(175,431)	(53,560)

Summarized Cheniere Energy Partners, L.P. Balance Sheet Information
	December 31,
	2013	2012
	(in thousands)
Current assets	$613,128	$533,123
Property, plant and equipment, net	6,383,939	3,219,592
Other	76,032	—
Other noncurrent assets	1,519,716	513,072
Total assets	8,516,783	4,265,787

Current liabilites	265,888	155,836
Long-term debt, net	6,576,273	2,167,113
Other noncurrent liabilities	34,879	62,860
Partners’ equity	1,639,744	1,879,978
Total liabilities and partners’ equity	8,516,784	4,265,787

SUMMARIZED FINANCIAL INFORMATION FOR CHENIERE ENERGY PARTNERS, L.P.

Our results of operations and financial condition are dependent on the performance of Cheniere Partners. The following tables are summarized Consolidated Statements of Operations and Consolidated Balance Sheets information for Cheniere Partners. Additional information on Cheniere Partners’ results of operations and financial position are contained in its financial statements and the accompanying notes, which are included elsewhere in this prospectus.

Summarized Cheniere Energy Partners, L.P. Consolidated Statements of Operations Information
(in thousands)
(unaudited)
	Nine Months Ended September 30,
	2014	2013
Revenues (including transactions with affiliates)	$202,139	$201,192
Expenses (including transactions with affiliates)	(206,835)	(239,306)
Other expense	(334,501)	(158,737)
Net loss	$(339,197)	$(196,851)

Summarized Cheniere Energy Partners, L.P. Consolidated Balance Sheets Information
(in thousands)
	September 30,	December 31,
	2014	2013
	(unaudited)
Current assets	$702,960	$613,128
Non-current assets	9,970,182	7,903,655
Total assets	$10,673,142	$8,516,783

Current liabilities	$408,337	$265,887
Non-current liabilities	9,038,494	6,611,152
Partners’ equity	1,226,311	1,639,744
Total liabilities and partners’ equity	$10,673,142	$8,516,783

During the second quarter of 2014, four lawsuits were filed in the Court of Chancery of the State of Delaware (the “Court”) against Cheniere and/or certain of its present and former officers and directors that challenge the manner in which abstentions were treated in connection with the stockholder vote on Amendment No. 1 to the Cheniere Energy, Inc. 2011 Incentive Plan (“Amendment No. 1”), pursuant to which, among other things, the number of shares of common stock available for issuance under the Cheniere Energy, Inc. 2011 Incentive Plan (the “2011 Plan”) was increased from 10 million to 35 million shares. The lawsuits contend that abstentions should have been counted as “no” votes in tabulating the outcome of the vote and that the stockholders did not approve Amendment No. 1 when abstentions are counted as such. The lawsuits further contend that portions of the Amended and Restated Bylaws of Cheniere Energy, Inc. adopted on April 3, 2014 are invalid and that certain disclosures relating to these matters made by Cheniere are misleading. The lawsuits assert claims for breach of contract and breach of fiduciary duty (both on a class and a derivative basis) and claims for unjust enrichment (on a derivative basis). The lawsuits seek, among other things, a declaration that the February 1, 2013 stockholder vote on Amendment No. 1 is void, disgorgement of all compensation distributed as a result of Amendment No. 1, voiding the awards made from the shares reserved pursuant to Amendment No. 1 and monetary damages. On June 16, 2014, Cheniere filed a verified application with the Court pursuant to 8 Del. C. § 205 (the “Section 205 Action”) in which it asks the Court to declare valid the issuance, pursuant to the 2011 Plan, of the 25 million additional shares of common stock of Cheniere covered by Amendment No. 1, whether occurring in the past or the future. On June 27, 2014, the Court entered an order staying the stockholder litigation pending resolution of the Section 205 Action. On July 11, 2014, Cheniere filed a memorandum of law in support of its motion for judgment on Application I asserted in the Section 205 Action (that it correctly tabulated votes in connection with the stockholder vote on Amendment No. 1). On July 25, 2014, certain of the plaintiffs in the lawsuits (who have been given permission to intervene in the Section 205 Action) filed a brief in opposition to Cheniere’s motion for judgment on Application I in the Section 205 Action. Briefing on these issues was completed on August 20, 2014, and the Court held a hearing on the motion on August 26, 2014.

The parties to the above-referenced lawsuits and the Section 205 Action have reached a memorandum of understanding (the “MOU”), subject to its terms and conditions, including receipt, among other things, of Court approval, to resolve the litigation. The MOU contemplates the dismissal with prejudice of the stockholder actions and the Section 205 Action and a release being granted to the defendants by the plaintiffs and a class of Cheniere’s stockholders. As part of the contemplated settlement: (i) the parties will request that the Court validate, pursuant to 8 Del. C. § 205, all awards made pursuant to Amendment No. 1 (whether vested or unvested) and declare that recipients of such awards are entitled to keep their awarded shares; (ii) except with respect to the unawarded shares discussed below, Cheniere will not seek stockholder approval for any stock-based compensation prior to January 1, 2017, such that no stock based compensation will be awarded to company executives, directors or consultants other than to the extent stockholders have already approved such compensation or such compensation was approved pursuant to 8 Del. C. § 205 (notwithstanding the foregoing, authorized stock (unissued or treasury) may be used to compensate new employees and a cash pay award (bonus, incentive, etc.) tied to the performance of Cheniere’s stock shall not constitute stock-based compensation); (iii) all compensation-related votes through September 17, 2022 will be subject to a majority of the shares present and entitled to vote standard (pursuant to which abstentions will be counted as the functional equivalent of “no” votes and broker non-votes will not be considered in determining the outcome of the resolution, but will be counted for purposes of establishing a quorum); and (iv) the Compensation Committee will be comprised exclusively of independent directors as defined by the NYSE MKT (or the rules of the primary exchange on which Cheniere’s common stock is listed in the future). With respect to the shares authorized pursuant to Amendment No. 1, but not awarded: (i) Cheniere will not award any of these shares unless the issuance of the shares is approved by a new stockholder vote; (ii) no earlier than 90-days after Court approval of the settlement, Cheniere may submit the issue of the unawarded shares to a stockholder vote; and (iii) if stockholders approve issuance of the unawarded shares, no more than 1 million of those shares may be awarded to Mr. Souki.

Consummation of the settlement is subject to several conditions including (i) completion of confirmatory discovery; (ii) agreement on an appropriate stipulation of settlement and such other documentation as may be required to obtain final approval of the settlement; and (iii) approval of all aspects of the settlement. The MOU requires the settlement to be submitted for Court approval within 60 days from the date of the MOU. Cheniere has also agreed that plaintiffs’ counsel is entitled to a fee in connection with the resolution of the Stockholder Actions, which fee will be paid by defendants, their insurance carrier, Cheniere or any combination thereof. The amount of the fee has not yet been determined.

The outcome of this litigation may impact the amount of operating expenses that Cheniere charged to Cheniere Partners under the Sabine Pass LNG and Sabine Pass Liquefaction operation and maintenance agreements discussed in Note 8—“Related Party Transactions” to Cheniere Partners’ unaudited financial statements, which are included elsewhere in this prospectus. This litigation may also impact the amount of our suspended losses as we have suspended the use of the equity method for additional losses as described in Note 2—“Basis of Presentation.” Given the stage of this ongoing litigation, Cheniere currently cannot reasonably estimate a range of potential loss, if any, related to this matter.